Item 1: Schedule of Investments

Putnam High Yield Trust

The fund's portfolio
November 30, 2005 (Unaudited)

CORPORATE BONDS AND NOTES (87.8%)(a)
		Principal amount	Value

Advertising and Marketing Services (0.4%)

Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013		$5,390,000	$5,107,025
Lamar Media Corp. company guaranty 7 1/4s, 2013		3,950,000	4,068,500

			9,175,525

Automotive (3.9%)

Dana Corp. notes 10 1/8s, 2010		1,475,000	1,342,250
Dana Corp. notes 9s, 2011		5,827,000	4,778,140
Delco Remy International, Inc. company guaranty 11s, 2009		3,000	1,200
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		3,599,000	2,987,170
Ford Motor Co. notes 7.45s, 2031		10,085,000	7,109,925
Ford Motor Credit Corp. bonds 7 3/8s, 2011		10,870,000	9,875,939
Ford Motor Credit Corp. notes 7 7/8s, 2010		16,270,000	15,248,277
Ford Motor Credit Corp. notes 7 3/8s, 2009		6,295,000	5,786,572
General Motors Acceptance Corp. bonds 8s, 2031		21,440,000	21,024,707
General Motors Acceptance Corp. notes 5 1/8s, 2008		3,838,000	3,440,982
Meritor Automotive, Inc. notes 6.8s, 2009		2,785,000	2,548,275
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		4,170,000	3,893,738
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		7,565,000	8,264,763
TRW Automotive Inc. sr. sub. notes 11s, 2013		8,658,000	9,675,315

			95,977,253

Basic Materials (9.4%)

Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009		3,000	2,978
AK Steel Corp. company guaranty 7 7/8s, 2009		4,699,000	4,487,545
ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		5,060,000	5,806,350
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		5,780,000	6,408,575
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,725,000	2,629,625
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		8,310,000	8,829,375
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	1,865,000	2,151,195
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	2,250,000	2,848,570
Compass Minerals Group, Inc. company guaranty 10s, 2011		$3,147,000	3,398,760
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser.
B, zero % (12s, 6/1/08), 2013 (STP)		2,540,000	2,197,100
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		10,532,000	9,373,480
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		3,365,000	2,389,150
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10
1/8s, 2008		14,008,000	15,268,720
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		2,985,000	3,358,125
Georgia-Pacific Corp. debs. 9 1/2s, 2011		2,935,000	3,129,444
Georgia-Pacific Corp. sr. notes 8s, 2024		1,735,000	1,669,938
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		7,150,000	7,865,000
Gibraltar Industries, Inc. 144A sr. sub. notes 8s, 2015		2,820,000	2,841,150
Huntsman Advanced Materials, LLC sec. FRN 11.82s, 2008		427,000	448,350
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		310,000	354,175
Huntsman International, LLC company guaranty 10 1/8s, 2009		8,227,000	8,494,378
Huntsman, LLC company guaranty 11 5/8s, 2010		2,408,000	2,736,090
Huntsman, LLC company guaranty 11 1/2s, 2012		1,774,000	2,017,925
Innophos, Inc. 144A sr. sub. notes 9 5/8s, 2014		6,915,000	6,949,575
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		6,609,000	7,038,585
Ispat Inland ULC sec. notes 9 3/4s, 2014		2,737,000	3,085,968
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		76,000	73,720
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		200,000	184,500
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	4,681,112	4,966,285
Kappa Beheer BV company guaranty Ser. EUR, 12 1/2s, 2009
(Netherlands)	EUR	360,000	443,465
Lyondell Chemical Co. bonds 11 1/8s, 2012		$660,000	742,500
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		4,657,000	4,878,208
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		8,695,000	8,608,050
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	322,000	405,005
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		$3,210,000	3,282,225
Millennium America, Inc. company guaranty 9 1/4s, 2008		7,858,000	8,486,640
Nalco Co. sr. sub. notes 9s, 2013	EUR	2,975,000	3,799,759
Nalco Co. sr. sub. notes 8 7/8s, 2013		$6,390,000	6,629,625
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		5,095,000	4,993,100

NewPage Corp. sec. notes 10s, 2012		4,275,000	4,210,875
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		3,345,000	3,027,225
Novelis, Inc. 144A sr. notes 7 1/2s, 2015		12,970,000	12,126,950
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		2,553,936	2,678,440
PQ Corp. 144A company guaranty 7 1/2s, 2013		1,925,000	1,771,000
Pregis Corp. 144A company guaranty 12 3/8s, 2013		5,385,000	5,250,375
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	3,400,000	4,120,142
Rockwood Specialties Group, Inc. sub. notes 7 1/2s, 2014		$1,350,000	1,323,000
SGL Carbon Luxembourg SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)	EUR	2,385,000	3,074,307
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$4,379,000	4,614,371
Sterling Chemicals, Inc. sec. notes 10s, 2007		1,334,122	1,280,757
Stone Container Corp. sr. notes 9 3/4s, 2011		10,095,000	10,296,900
Stone Container Corp. sr. notes 8 3/8s, 2012		3,555,000	3,466,125
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		1,385,000	1,263,813
Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)		219,000	131,400
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		2,015,000	1,188,850
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		3,860,000	4,072,300
United States Steel Corp. sr. notes 9 3/4s, 2010		1,396,000	1,516,405
United States Steel, LLC sr. notes 10 3/4s, 2008		2,637,000	2,910,589
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		403,137	322,510
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		761,255	618,520
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F)(NON)(DEF)		1,646,000	165

			232,538,227

Beverage (0.1%)

Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		3,088,000	3,226,960
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		338,000	351,520

			3,578,480

Broadcasting (2.9%)

DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		11,515,000	11,299,094
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default)
(NON)		23,030,000	28,788
Echostar DBS Corp. company guaranty 6 5/8s, 2014		6,960,000	6,716,400
Echostar DBS Corp. sr. notes 6 3/8s, 2011		12,880,000	12,461,400
Emmis Communications Corp. sr. notes FRN 9.745s, 2012		3,780,000	3,784,725
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		10,780,000	10,025,400
Gray Television, Inc. company guaranty 9 1/4s, 2011		1,783,000	1,910,039
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		735,000	703,763
LIN Television Corp. 144A sr. sub. notes 6 1/2s, 2013		1,840,000	1,761,800
Paxson Communications Corp. company guaranty 10 3/4s, 2008		1,480,000	1,520,700
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		8,810,000	9,294,550
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013		5,470,000	5,346,925
Young Broadcasting, Inc. company guaranty 10s, 2011		3,668,000	3,447,920
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		3,385,000	2,970,338

			71,271,842

Building Materials (1.2%)

Associated Materials, Inc. company guaranty 9 3/4s, 2012		3,785,000	3,557,900
Building Materials Corp. company guaranty 8s, 2008		2,869,000	2,879,759
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012		3,395,000	3,361,050
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s, 2012		5,220,000	4,906,800
NTK Holdings, Inc. sr. disc. notes zero %, 2014		3,730,000	2,256,650
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		4,000	3,300
Owens Corning notes 7 1/2s, 2005 (In default) (NON) (DEF)		5,755,000	4,675,938
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		1,825,000	1,888,875
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		5,945,000	5,707,200

			29,237,472

Cable Television (2.7%)

Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default)
(NON)		3,211,000	1,910,545
Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)		2,918,000	1,736,210
Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default)
(NON)		2,431,000	1,470,755
Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		3,950,000	3,574,750
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		2,600,000	2,483,000
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014		5,337,000	3,388,995
CCH I Holdings LLC 144A company guaranty 10s, 2014		4,840,000	2,976,600
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12
1/8s, 1/15/07), 2015 (STP)		1,098,000	565,470
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11
3/4s, 5/15/06), 2014 (STP)		725,000	438,625
CCH I LLC 144A secd. notes 11s, 2015		24,384,000	20,909,280

CSC Holdings, Inc. debs. 7 5/8s, 2018		3,254,000	3,091,300
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		3,495,000	3,477,525
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		6,350,000	6,032,500
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014
(Germany)		6,045,000	6,498,375
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		7,354,000	7,960,705

			66,514,635

Capital Goods (6.8%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		7,867,000	8,260,350
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		860,000	819,150
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		7,005,000	7,574,156
Argo-Tech Corp. company guaranty 9 1/4s, 2011		5,000,000	5,162,500
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		5,048,000	5,401,360
Blount, Inc. sr. sub. notes 8 7/8s, 2012		5,345,000	5,545,438
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		2,715,000	2,497,800
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		3,333,000	2,933,040
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		4,215,000	4,199,194
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr. notes 7
5/8s, 2013		8,385,000	8,594,625
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $7,074,163) (RES)		22,984,000	11,032,320
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		8,056,000	8,579,640
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,710,000	1,650,150
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		1,630,000	1,597,400
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		1,070,000	1,139,550
L-3 Communications Corp. company guaranty 6 1/8s, 2013		8,790,000	8,592,225
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		6,510,000	6,412,350
Legrand SA debs. 8 1/2s, 2025 (France)		11,095,000	13,314,000
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		2,489,000	2,769,013
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	1,550,000	1,974,225
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$2,030,000	2,090,900
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		2,660,000	2,287,600
Mueller Group, Inc. sr. sub. notes 10s, 2012		3,270,000	3,449,850
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s,
4/15/09), 2014 (STP)		4,400,000	3,311,000
Owens-Brockway Glass company guaranty 8 7/8s, 2009		4,000	4,200
Owens-Brockway Glass company guaranty 8 1/4s, 2013		6,540,000	6,752,550
Owens-Brockway Glass company guaranty 7 3/4s, 2011		1,000,000	1,040,000
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		7,558,000	8,162,640
Owens-Illinois, Inc. debs. 7.8s, 2018		3,985,000	3,925,225
Polypore, Inc. notes 8 3/4s, 2012	EUR	1,140,000	1,182,572
Polypore, Inc. sr. sub. notes 8 3/4s, 2012		$1,840,000	1,646,800
Ray Acquisition sr. notes 9 3/8s, 2015 (France)	EUR	3,565,000	4,364,215
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		$4,290,000	3,689,400
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		5,250,000	4,757,813
TD Funding Corp. company guaranty 8 3/8s, 2011		5,492,000	5,684,220
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,200,000	1,308,000
Terex Corp. company guaranty 9 1/4s, 2011		1,540,000	1,647,800
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		6,295,000	6,712,044

			170,065,315

Commercial and Consumer Services (0.3%)

Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)		2,260,000	2,356,050
Coinmach Corp. sr. notes 9s, 2010		6,193,000	6,502,650

			8,858,700

Communication Services (7.6%)

Alamosa Delaware, Inc. company guaranty 12s, 2009		2,278,000	2,500,105
Alamosa Delaware, Inc. company guaranty 11s, 2010		3,170,000	3,597,950
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		1,390,000	1,515,100
American Cellular Corp. company guaranty 9 1/2s, 2009		1,795,000	1,947,575
American Cellular Corp. sr. notes Ser. B, 10s, 2011		3,725,000	4,032,313
American Tower Corp. sr. notes 7 1/2s, 2012		3,360,000	3,502,800
American Towers, Inc. company guaranty 7 1/4s, 2011		6,940,000	7,234,950
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		5,681,039	241,444
AT&T Corp. sr. notes 9 3/4s, 2031		15,205,000	18,702,150
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013		3,070,000	3,423,050
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008		756,000	771,120
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		1,335,000	1,201,500
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,132,650
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		2,605,000	2,552,900
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		3,752,000	3,592,540
Citizens Communications Co. notes 9 1/4s, 2011		7,860,000	8,587,050
Citizens Communications Co. sr. notes 6 1/4s, 2013		6,740,000	6,487,250
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		3,515,000	3,620,450

Dobson Cellular Systems sec. notes 9 7/8s, 2012	2,485,000	2,752,138
Dobson Communications Corp. 144A sr. notes FRN 8.4s, 2012	2,295,000	2,260,575
Globix Corp. company guaranty 11s, 2008 (PIK)	1,235,543	1,170,677
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	1,065,000	1,227,413
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)	4,531,000	4,610,293
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)	7,475,000	6,092,125
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)	6,780,000	6,796,950
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)	3,220,000	3,220,000
iPCS, Inc. sr. notes 11 1/2s, 2012	2,565,000	2,956,163
IWO Holdings, Inc. sec. FRN 7.9s, 2012	835,000	864,225
Madison River Capital Corp. sr. notes 13 1/4s, 2010	2,824,000	3,007,560
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	3,483,000	3,622,825
Nextel Partners, Inc. sr. notes 8 1/8s, 2011	10,280,000	10,948,200
PanAmSat Corp. notes 6 3/8s, 2008	699,000	700,748
Qwest Communications International, Inc. company guaranty 8s, 2014	8,340,000	8,423,400
Qwest Corp. notes 8 7/8s, 2012	17,855,000	20,042,238
Qwest Corp. 144A sr. notes 7 5/8s, 2015	4,590,000	4,882,613
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	2,435,000	2,925,044
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)	1,312,000	1,508,800
Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)	2,685,000	2,842,744
Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)	3,355,000	3,552,106
Rural Cellular Corp. sr. notes 9 7/8s, 2010	1,985,000	2,076,806
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	2,195,000	2,195,000
Rural Cellular Corp. 144A sr. sub. notes FRN 10.041s, 2012	1,410,000	1,395,900
SBA Communications Corp. sr. notes 8 1/2s, 2012	1,525,000	1,692,750
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)	3,242,000	2,966,430
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013	2,465,000	2,505,056
U S West, Inc. debs. 7 1/4s, 2025	2,820,000	2,798,850
Valor Telecommunications Enterprises LLC/Finance Corp. company
guaranty 7 3/4s, 2015	2,450,000	2,401,000

		188,081,526

Consumer (0.8%)

Jostens IH Corp. company guaranty 7 5/8s, 2012	11,165,000	11,081,263
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	9,530,000	9,744,425

		20,825,688

Consumer Goods (2.0%)

Church & Dwight Co., Inc. company guaranty 6s, 2012	4,430,000	4,363,550
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,670,000	5,684,175
Playtex Products, Inc. company guaranty 9 3/8s, 2011	7,757,000	8,173,939
Playtex Products, Inc. sec. notes 8s, 2011	6,910,000	7,324,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	6,045,000	5,954,325
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	8,140,000	7,081,800
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	2,335,000	2,358,350
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	9,715,000	8,403,475
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	1,615,000	1,463,594

		50,807,808

Consumer Services (0.4%)

Brand Services, Inc. company guaranty 12s, 2012	6,145,000	6,452,250
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	4,445,000	4,278,313
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	219,000	210,788

		10,941,351

Energy (8.8%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	12,755,000	12,882,550
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)	4,361,000	4,655,368
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	4,015,000	4,095,300
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	8,380,000	8,442,850
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,742,000	3,957,165
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	6,425,000	6,778,375
Chesapeake Energy Corp. sr. notes 7s, 2014	2,715,000	2,810,025
Compton Petroleum Corp. 144A sr. notes 7 5/8s, 2013 (Canada)	5,360,000	5,440,400
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,485,000	4,440,150
Dresser, Inc. company guaranty 9 3/8s, 2011	5,444,000	5,716,200
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 5/8s, 2014	2,687,000	2,747,458
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,220,000	2,114,550
Encore Acquisition Co. sr. sub. notes 6s, 2015	7,492,000	6,892,640
Exco Resources, Inc. company guaranty 7 1/4s, 2011	8,425,000	8,530,313

Forest Oil Corp. company guaranty 7 3/4s, 2014		3,151,000	3,308,550
Forest Oil Corp. sr. notes 8s, 2011		4,174,000	4,591,400
Forest Oil Corp. sr. notes 8s, 2008		2,507,000	2,632,350
Hanover Compressor Co. sr. notes 9s, 2014		3,175,000	3,444,875
Hanover Compressor Co. sr. notes 8 5/8s, 2010		2,295,000	2,415,488
Hanover Compressor Co. sub. notes zero %, 2007		4,990,000	4,441,100
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		1,630,000	1,719,650
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		5,755,000	5,726,225
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014		2,350,000	2,314,750
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		6,340,000	5,991,300
KCS Energy, Inc. sr. notes 7 1/8s, 2012		3,175,000	3,175,000
Massey Energy Co. sr. notes 6 5/8s, 2010		7,265,000	7,292,244
Newfield Exploration Co. sr. notes 7 5/8s, 2011		6,220,000	6,624,300
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		6,605,000	6,671,050
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		6,055,000	5,600,875
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		4,674,851	4,848,951
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014		3,260,000	3,390,400
Peabody Energy Corp. sr. notes 5 7/8s, 2016		6,615,000	6,416,550
Petroleum Geo-Services notes 10s, 2010 (Norway)		5,200,000	5,889,000
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		6,695,000	6,862,375
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		7,395,000	7,931,138
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017		5,465,000	5,328,375
Pride International, Inc. sr. notes 7 3/8s, 2014		8,020,000	8,641,550
Seabulk International, Inc. company guaranty 9 1/2s, 2013		5,165,000	5,797,713
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		1,440,000	1,173,600
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		1,925,000	1,795,063
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		3,408,000	3,663,600
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		3,343,000	3,510,150
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014		6,665,000	6,714,988

			217,415,954

Entertainment (1.4%)

AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		2,165,000	2,127,113
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		2,100,000	1,879,500
Cinemark USA, Inc. sr. sub. notes 9s, 2013		3,875,000	4,078,438
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)		9,535,000	7,032,063
Loews Cineplex Entertainment Corp. company guaranty 9s, 2014		5,170,000	5,176,463
Marquee Holdings, Inc. sr. disc. notes stepped-coupon zero %, (12s,
8/15/09) 2014 (STP)		6,540,000	4,054,800
Six Flags, Inc. sr. notes 9 5/8s, 2014		4,040,000	3,969,300
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		2,340,000	2,304,900
Universal City Florida Holding Co. sr. notes FRN 9s, 2010		3,321,000	3,362,513

			33,985,090

Financial (1.1%)

Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		2,640,000	2,666,400
E*Trade Finance Corp. sr. notes 8s, 2011		8,100,000	8,282,250
Finova Group, Inc. notes 7 1/2s, 2009		10,279,951	3,700,782
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)		4,570,000	4,689,963
Western Financial Bank sub. debs. 9 5/8s, 2012		6,274,000	7,026,880

			26,366,275

Food (1.3%)

Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)		850,992	44,466
Dean Foods Co. sr. notes 6 5/8s, 2009		6,180,000	6,272,700
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		6,185,000	6,494,250
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		3,360,000	3,208,800
Doane Pet Care Co. 144A sr. sub. notes 10 5/8s, 2015		4,980,000	5,060,925
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		8,615,000	8,313,475
United Biscuits Finance company guaranty 10 5/8s, 2011 (United
Kingdom)	EUR	2,090,000	2,647,237

			32,041,853

Gaming & Lottery (3.6%)

Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		$3,160,000	3,357,500
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,514,000	1,631,335
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		3,315,000	3,472,463
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		730,000	724,525
Harrah's Operating Co., Inc. company guaranty 8s, 2011		1,805,000	1,989,543
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		3,257,000	3,525,703
MGM Mirage, Inc. company guaranty 6s, 2009		7,002,000	6,949,485
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	2,015
Mirage Resorts, Inc. debs. 7 1/4s, 2017		1,755,000	1,790,100

Park Place Entertainment Corp. sr. notes 8 1/2s, 2006	1,465,000	1,507,217
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	4,189,000	4,482,230
Park Place Entertainment Corp. sr. notes 7s, 2013	4,000,000	4,248,556
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	2,834,000	3,060,720
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010	8,402,000	8,801,095
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015	2,100,000	2,031,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	6,345,000	6,471,900
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009	4,943,000	5,474,373
Scientific Games Corp. company guaranty 6 1/4s, 2012	6,115,000	6,023,275
Station Casinos, Inc. sr. notes 6s, 2012	4,485,000	4,473,788
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	4,485,000	4,552,275
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	10,375,000	10,063,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014	5,695,000	5,502,794

		90,136,392

Health Care (6.8%)

Alderwoods Group, Inc. company guaranty 7 3/4s, 2012	3,495,000	3,626,063
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	5,596,000	5,519,055
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	3,345,000	3,353,363
DaVita, Inc. company guaranty 7 1/4s, 2015	3,570,000	3,645,863
DaVita, Inc. company guaranty 6 5/8s, 2013	1,785,000	1,829,625
Elan Finance PLC/Elan Finance Corp, company guaranty 7 3/4s, 2011
(Ireland)	3,010,000	2,761,675
Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010	2,950,000	3,127,000
Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014	2,665,000	2,558,400
HCA, Inc. debs. 7.19s, 2015	6,513,000	6,790,565
HCA, Inc. med. term notes 8.85s, 2007	3,080,000	3,185,373
HCA, Inc. notes 8.36s, 2024	3,150,000	3,351,427
HCA, Inc. notes 7.69s, 2025	735,000	745,245
HCA, Inc. notes 7s, 2007	716,000	730,662
HCA, Inc. notes 6 3/8s, 2015	2,195,000	2,180,917
HCA, Inc. notes 5 3/4s, 2014	2,385,000	2,325,382
HCA, Inc. sr. notes 7 7/8s, 2011	116,000	123,576
Healthsouth Corp. notes 7 5/8s, 2012	10,198,000	9,458,645
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	3,276,000	3,284,190
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)	7,880,000	4,412,800
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	6,090,000	5,846,400
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009	7,409,000	7,964,675
Psychiatric Solutions, Inc. company guaranty 7 3/4s, 2015	5,435,000	5,625,225
Service Corp. International debs. 7 7/8s, 2013	3,857,000	4,049,850
Service Corp. International notes 6 1/2s, 2008	1,006,000	1,018,575
Service Corp. International notes Ser. *, 7.7s, 2009	2,281,000	2,400,753
Service Corp. International 144A sr. notes 7s, 2017	1,920,000	1,898,400
Service Corp. International 144A sr. notes 6 3/4s, 2016	6,680,000	6,546,400
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	7,880,000	7,545,100
Tenet Healthcare Corp. notes 7 3/8s, 2013	8,065,000	7,339,150
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	7,850,000	7,869,625
Triad Hospitals, Inc. sr. notes 7s, 2012	6,370,000	6,449,625
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	11,815,000	11,815,000
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)	7,780,000	7,974,500
US Oncology, Inc. company guaranty 9s, 2012	4,090,000	4,366,075
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	5,639,000	5,949,145
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	6,360,000	7,186,800
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)	2,200,000	2,233,000
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)	1,690,000	1,711,125

		168,799,249

Homebuilding (2.5%)

Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011	3,206,000	3,322,217
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	4,539,000	4,919,141
D.R. Horton, Inc. sr. notes 6 7/8s, 2013	2,625,000	2,716,875
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	2,628,000	2,513,758
K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007	1,195,000	1,284,625
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012	4,180,000	4,294,950
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014	3,370,000	3,104,131
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	2,917,000	2,725,376
KB Home company guaranty 5 7/8s, 2015	3,460,000	3,212,146
KB Home sr. notes 5 3/4s, 2014	3,505,000	3,246,520
Meritage Homes Corp. company guaranty 6 1/4s, 2015	2,450,000	2,217,250
Meritage Homes Corp. sr. notes 7s, 2014	1,670,000	1,561,450
Schuler Homes, Inc. company guaranty 10 1/2s, 2011	3,450,000	3,717,375
Standard Pacific Corp. sr. notes 7 3/4s, 2013	6,955,000	6,781,125
Standard Pacific Corp. sr. notes 7s, 2015	2,715,000	2,484,225
Standard Pacific Corp. sr. notes 6 7/8s, 2011	440,000	421,300
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012	3,405,000	3,353,925
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015	2,895,000	2,417,325
WCI Communities, Inc. company guaranty 10 5/8s, 2011	2,309,000	2,435,995

WCI Communities, Inc. company guaranty 9 1/8s, 2012	6,427,000	6,427,000

		63,156,709

Household Furniture and Appliances (0.4%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	9,510,000	9,700,200

Lodging/Tourism (1.5%)

FelCor Lodging LP company guaranty 9s, 2008 (R)	2,630,000	2,879,850
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	607,000	616,105
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)	1,695,000	1,796,700
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	9,135,000	9,420,469
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	4,940,000	5,483,400
MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)	3,520,000	3,652,000
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012	3,670,000	4,018,650
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s,
2007	3,374,000	3,462,568
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	4,600,000	4,933,500

		36,263,242

Media (0.3%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	5,935,000	5,920,163
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	1,235,000	1,054,381

		6,974,544

Publishing (3.9%)

American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009	6,355,000	5,846,600
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	16,705,213	17,122,843
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	3,325,000	3,192,000
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010	6,095,000	6,430,225
Dex Media, Inc. disc. notes stepped-coupon zero % (9s, 11/15/08), 2013
(STP)	4,720,000	3,740,600
Dex Media, Inc. notes 8s, 2013	6,320,000	6,446,400
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	4,855,000	5,158,438
Mail-Well I Corp. company guaranty 9 5/8s, 2012	2,555,000	2,753,012
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	6,947,000	6,651,753
PRIMEDIA, Inc. sr. notes 8s, 2013	7,360,000	6,495,200
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	3,385,000	3,097,275
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010	5,220,000	5,611,500
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	4,242,000	4,804,065
R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010	1,200,000	1,290,000
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	3,485,000	3,397,875
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,428,000	10,141,230
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	6,870,000	5,358,600

		97,537,616

Restaurants (0.3%)

Sbarro, Inc. company guaranty 11s, 2009	7,558,000	7,482,420

Retail (3.2%)

Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	3,430,000	3,215,625
Autonation, Inc. company guaranty 9s, 2008	7,838,000	8,406,255
Bear Creek Corp. 144A sr. notes 9s, 2013	2,460,000	2,423,100
GSC Holdings Corp. 144A company guaranty 8s, 2012	5,465,000	5,273,725
JC Penney Co., Inc. debs. 7.95s, 2017	8,515,000	9,714,823
JC Penney Co., Inc. debs. 7 1/8s, 2023	6,590,000	7,078,985
JC Penney Co., Inc. notes 9s, 2012	680,000	793,050
JC Penney Co., Inc. notes 8s, 2010	240,000	261,191
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	5,010,000	4,909,800
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	2,475,000	2,295,563
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	5,355,000	4,043,025
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	9,440,000	9,605,200
Rite Aid Corp. company guaranty 9 1/2s, 2011	5,030,000	5,206,050
Rite Aid Corp. company guaranty 7 1/2s, 2015	3,340,000	3,089,500
Rite Aid Corp. debs. 6 7/8s, 2013	335,000	268,000
Rite Aid Corp. sr. notes 9 1/4s, 2013	5,189,000	4,709,018
Toys R Us, Inc. notes 7 5/8s, 2011	3,595,000	2,965,875
United Auto Group, Inc. company guaranty 9 5/8s, 2012	3,759,000	3,890,565

		78,149,350

Technology (3.9%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	8,360,000	8,422,700
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	3,164,000	2,721,040
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	1,810,000	1,814,525
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	5,450,000	5,313,750
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	6,810,000	7,184,550
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	8,626,000	9,014,170
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	1,545,000	1,436,850
Lucent Technologies, Inc. debs. 6 1/2s, 2028	350,000	299,250
Lucent Technologies, Inc. debs. 6.45s, 2029	7,394,000	6,377,325
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)	2,990,000	2,070,575
SCG Holding Corp. 144A notes zero %, 2011	3,040,000	3,040,000
Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman
Islands)	2,500,000	2,606,250
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	5,424,000	5,478,240
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	9,007,000	9,322,245
UGS Corp. company guaranty 10s, 2012	6,850,000	7,466,500
Unisys Corp. sr. notes 8s, 2012	5,335,000	4,828,175
Xerox Capital Trust I company guaranty 8s, 2027	4,340,000	4,448,500
Xerox Corp. company guaranty 9 3/4s, 2009	4,000	4,430
Xerox Corp. notes Ser. MTN, 7.2s, 2016	4,385,000	4,615,213
Xerox Corp. sr. notes 7 5/8s, 2013	7,314,000	7,697,985
Xerox Corp. sr. notes 6 7/8s, 2011	1,345,000	1,393,756

		95,556,029

Textiles (1.1%)

Levi Strauss & Co. sr. notes 12 1/4s, 2012	9,285,000	10,375,988
Levi Strauss & Co. sr. notes 9 3/4s, 2015	7,798,000	8,070,930
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	4,250,000	4,335,000
Russell Corp. company guaranty 9 1/4s, 2010	5,218,000	5,335,405

		28,117,323

Tire & Rubber (0.5%)

Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	7,845,000	7,570,425
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	4,735,000	4,628,463

		12,198,888

Transportation (0.9%)

Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	7,906,000	6,384,095
Greenbrier Companies, Inc. 144A sr. notes 8 3/8s, 2015	2,680,000	2,716,850
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	8,753,000	9,475,123
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	1,685,000	1,743,975
Navistar International Corp. company guaranty 6 1/4s, 2012	3,505,000	3,154,500

		23,474,543

Utilities & Power (7.8%)

AES Corp. (The) sr. notes 8 7/8s, 2011	795,000	858,600
AES Corp. (The) sr. notes 8 3/4s, 2008	171,000	178,695
AES Corp. (The) 144A sec. notes 9s, 2015	7,235,000	7,922,325
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,390,000	8,018,150
ANR Pipeline Co. debs. 9 5/8s, 2021	2,385,000	2,862,937
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s,
2017	10,000	12,012
CMS Energy Corp. sr. notes 9 7/8s, 2007	175,000	186,812
CMS Energy Corp. sr. notes 8.9s, 2008	2,199,000	2,330,940
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,254,000	1,351,185
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,730,000	1,799,200
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,535,000	3,597,881
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	1,000,000	958,788
DPL, Inc. sr. notes 6 7/8s, 2011	5,920,000	6,275,200
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	9,545,000	10,690,400
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	3,500,000	3,517,500
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	5,330,000	5,343,325
Edison Mission Energy sr. notes 10s, 2008	2,399,000	2,620,908
Edison Mission Energy sr. notes 9 7/8s, 2011	145,000	168,744
El Paso CGP Co. notes 7 3/4s, 2010	1,800,000	1,818,000
El Paso Corp. sr. notes 8.05s, 2030	5,000,000	5,000,000
El Paso Corp. sr. notes 7 3/8s, 2012	3,630,000	3,593,700
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	3,470,000	3,409,275
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,745,000	1,943,687
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	11,125,000	11,403,125
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	5,460,000	5,118,750
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	10,955,000	12,077,888
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	6,998,000	8,135,175
Monongahela Power Co. 1st mtge. 6.7s, 2014	3,190,000	3,488,651

National Power Corp. 144A foreign government guaranty FRN 8.63s,
2011 (Philippines)	2,530,000	2,665,988
Nevada Power Co. 2nd mtge. 9s, 2013	3,163,000	3,484,354
Northwestern Corp. sec. notes 5 7/8s, 2014	3,205,000	3,188,792
NRG Energy, Inc. company guaranty 8s, 2013	6,325,000	6,941,687
Orion Power Holdings, Inc. sr. notes 12s, 2010	6,000,000	6,840,000
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	5,540,000	5,650,800
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	4,840,000	5,033,905
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	1,290,000	1,306,125
Sierra Pacific Resources sr. notes 8 5/8s, 2014	3,415,000	3,730,888
Teco Energy, Inc. notes 7.2s, 2011	1,645,000	1,731,363
Teco Energy, Inc. notes 7s, 2012	2,730,000	2,859,675
Teco Energy, Inc. sr. notes 6 3/4s, 2015	360,000	372,600
Tennessee Gas Pipeline Co. debs. 7s, 2028	695,000	671,747
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	1,465,000	1,539,195
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s,
2014	6,020,000	6,441,400
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	5,100,000	5,469,750
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	6,710,000	6,877,717
Utilicorp United, Inc. sr. notes 9.95s, 2011	3,385,000	3,740,425
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,870,000	1,851,300
Williams Cos., Inc. (The) notes 8 3/4s, 2032	1,330,000	1,509,550
Williams Cos., Inc. (The) notes 7 5/8s, 2019	5,210,000	5,444,450
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)	3,107,974	259,205

		192,292,769

Total corporate bonds and notes (cost $2,194,331,816)		$2,177,522,268

CONVERTIBLE PREFERRED STOCKS (2.1%)(a)
	Shares	Value

Citigroup Funding, Inc. Ser. GNW, zero % cv. pfd.	201,380	$6,594,792
Crown Castle International Corp. $3.125 cum. cv. pfd.	83,650	4,538,013
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	81,621	3,550,514
Freeport-McMoRan Copper & Gold, Inc. zero % cv. pfd.	2,432	2,753,936
Huntsman Corp. $2.50 cv. pfd.	59,300	2,549,900
Interpublic Group of Companies, Inc. 144A Ser. B, 5.25% cum. cv. pfd	4,757	4,344,330
MetLife, Inc. Ser. B, $1.594 cv. pfd.	326,350	9,300,975
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	44,200	5,497,375
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)	943	6,318,100
Williams Cos., Inc. (The) 144A $2.75 cv. pfd.	63,090	6,577,133

Total convertible preferred stocks (cost $47,791,335)	867,723	$52,025,068

SENIOR LOANS (2.0%)(a)(c)
	Principal amount	Value

Basic Materials (0.1%)

Graphic Packaging Corp. bank term loan FRN Ser. C, 6.582s, 2010	$679,683	$687,329
Hercules, Inc. bank term loan FRN Ser. B, 5.856s, 2010	861,875	870,709
Nalco Co. bank term loan FRN Ser. B, 5.813s, 2010	572,245	579,557
St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.49s, 2009	589,500	596,869

		2,734,464

Beverage (--%)

Constellation Brands, Inc. bank term loan FRN Ser. B, 5.659s, 2011	782,778	786,007

Capital Goods (0.1%)

AGCO Corp. bank term loan FRN 5.77s, 2008	819,600	826,772
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United
Kingdom)	248,086	250,877
Owens-Illinois, Inc. bank term loan FRN Ser. B, 5.92s, 2008	394,214	396,432
Solo Cup Co. bank term loan FRN 6.439s, 2011	540,375	543,077

		2,017,158

Communication Services (--%)

Consolidated Communications Holdings bank term loan FRN Ser. D,
6.417s, 2011	246,875	248,418
PanAmSat Corp. bank term loan FRN Ser. B1, 5.857s, 2010	306,900	310,270
Qwest Communications International, Inc. bank term loan FRN Ser. A,
9.02s, 2007	276,250	282,965

		841,653

Consumer Cyclicals (0.5%)

Corrections Corporation of America bank term loan FRN Ser. E, 5.837s,
2008	49,480	50,098
Federal Mogul Corp. bank term loan FRN Ser. A, 6.33s, 2006	2,735,000	2,541,272
Federal Mogul Corp. bank term loan FRN Ser. B, 6.58s, 2006	6,365,000	5,930,060
Hayes Lemmerz International, Inc. bank term loan FRN 7.438s, 2009	472,422	466,770
Landsource, Inc. bank term loan FRN Ser. B, 6 5/8s, 2010	250,000	252,031
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.475s, 2013	3,050,000	3,061,090
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	370,947	371,874

		12,673,195

Consumer Staples (0.8%)

AMF Bowling Worldwide bank term loan FRN Ser. B, 6.847s, 2009	383,117	385,751
Century Cable Holdings bank term loan FRN 9s, 2009	5,320,000	5,219,298
Charter Communications PLC bank term loan FRN Ser. B, 7 1/2s, 2011
(United Kingdom)	867,921	869,074
Frontier Vision bank term loan FRN Ser. B, 8.525s, 2006	440,000	441,100
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 6.063s, 2009	4,912,500	4,972,678
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.379s,
2012	992,500	1,004,597
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9s, 2010	5,053,836	4,960,881
Warner Music Group bank term loan FRN Ser. B, 5.999s, 2011	984,189	993,680

		18,847,059

Energy (--%)

Dresser, Inc. bank term loan FRN 7.99s, 2010	160,000	162,200

Entertainment (--%)

Six Flags, Inc. bank term loan FRN Ser. B, 6.67s, 2009	201,178	203,118

Food (--%)

Pinnacle Foods Holding Corp. bank term loan FRN 7.307s, 2010	998,343	1,009,075

Health Care (0.1%)

Community Health Systems, Inc. bank term loan FRN Ser. B, 5.61s, 2011	435,600	440,410
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 5.52s,
2011	434,500	436,672
Hanger Orthopedic Group, Inc. bank term loan FRN 7 3/4s, 2009	490,000	494,900
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.78s, 2011	346,729	349,618
VWR International, Inc. bank term loan FRN Ser. B, 6.69s, 2011	201,373	203,639

		1,925,239

Household Furniture and Appliances (--%)

Sealy Mattress Co. bank term loan FRN Ser. D, 5.897s, 2012	300,692	303,605

Publishing (--%)

Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser.
B, 5.927s, 2010	726,747	729,472

Technology (--%)

Iron Mountain, Inc. bank term loan FRN 5.88s, 2011	992,500	999,117

Tire & Rubber (--%)

Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	815,000	817,887

Utilities & Power (0.2%)
El Paso Corp. bank term loan FRN 3.764s, 2009	2,140,000	2,146,242
El Paso Corp. bank term loan FRN Ser. B, 6.813s, 2009	3,503,040	3,519,094
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.37s, 2007	415,475	419,110

		6,084,446

Total senior loans (cost $49,585,364)		$50,133,695

COMMON STOCKS (0.7%)(a)
	Shares	Value

AMRESCO Creditor Trust (acquired various dates from 5/5/99 to 3/18/02,
cost $711,540) (F)(RES)(NON)(R)	8,780,000	$8,780
Birch Telecom, Inc. (F)(NON)	10,363	10

Comdisco Holding Co., Inc.	4,315	74,434
Compass Minerals International, Inc. (S)	4,728	113,850
Contifinancial Corp. Liquidating Trust Units	31,440,192	31
Crown Castle International Corp. (NON)	12,856	352,254
Decrane Aircraft Holdings, Inc.(NON) (AFF) (F)	29,311	29
DigitalGlobe, Inc. 144A (NON) (AFF)	645,566	639,110
Dobson Communications Corp. (NON)	16,542	121,915
Genesis HealthCare Corp. (NON)	6,026	253,393
iPCS, Inc. (NON)	136,189	5,733,557
Knology, Inc. (NON)	1,894	3,731
Northwestern Corp. (S)	46,598	1,443,606
Regal Entertainment Group 144A (F)(NON)(S)	194,099	3,926,623
Sterling Chemicals, Inc. (NON)	4,358	78,444
Sun Healthcare Group, Inc. (NON)	9,048	66,231
USA Mobility, Inc.	1,733	47,311
VFB LLC (acquired 5/15/02, cost $9,558,415) (RES)(NON)(AFF)	12,695,838	468,856
VS Holdings, Inc. (F) (NON)	327,451	1
Wayland Investment Fund II (acquired 2/2/01 cost $2,639,307)
(F)(RES)(NON)	33,000	2,639,307
WHX Corp. (NON)	163,145	1,713,023

Total common stocks (cost $69,832,718)		$17,684,496

PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	21,000	$147,000
Dobson Communications Corp. 13.00% pfd.	42	56,910
First Republic Capital Corp. 144A 10.50% pfd.	6,670	7,337,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK) (S)	673	5,686,850
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	3,026	3,464,770

Total preferred stocks (cost $15,659,865)		$16,692,530

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value

CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008	$4,315,000	$4,703,350
Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 12.605s,
2015 (Cayman Islands)	2,020,000	2,073,820
Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 12.38s,
2016 (Cayman Islands)	1,685,000	1,765,038
Providian Gateway Master Trust Ser. 02, Class B, Principal Only (PO),
zero %, 2006	6,320,000	6,280,468

Total asset-backed securities (cost $13,194,753)		$14,822,676

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a)
	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	$1,190,771	$1,162,806
Ser. 98-CF2, Class B5, 5.95s, 2031	3,816,434	2,766,533
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.784s, 2033	583,000	628,492
Ser. 00-1, Class G, 6.131s, 2033	2,470,000	2,292,694
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036	2,202,750	1,817,936
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s,
2031	1,054,300	993,976
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	2,435,000	2,015,725
Ser. 04-1A, Class K, 5.45s, 2040	880,000	712,284
Ser. 04-1A, Class L, 5.45s, 2040	400,000	292,797

Total collateralized mortgage obligations (cost $11,560,740)		$12,683,243

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value

Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s,
2009 (Canada) (In default) (NON)	$19,813,000	$198
L-3 Communications Corp. 144A cv. bonds 3s, 2035	4,990,000	4,852,775
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	930,000	948,600
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	2,275,000	2,661,750
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	2,270,000	2,471,463

Total convertible bonds and notes (cost $27,329,352)		$10,934,786

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost
$2,673,251)
	Principal amount	Value

Philippines (Republic of) bonds 9 1/2s, 2024	$2,465,000	$2,785,450

UNITS (0.1%)(a)

				Units	Value

Morrison Knudsen Corp.				7,647,000	$516,173
XCL Equity Units (F)(AFF)				3,124	2,129,856

Total units (cost $17,482,545)					$2,646,029

WARRANTS (--%)(a)(NON)
	Expiration		Strike Price	Warrants	Value
	date

Dayton Superior Corp. 144A	6/15/09		.01	8,414	$1
Decrane Aircraft Holdings Co. Class B	6/30/10		116.00	1	1
Decrane Aircraft Holdings Co. Class B	6/30/10		116.00	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR	.001	4,453	124,684
Mikohn Gaming Corp. 144A	8/15/08		7.70	3,334	32,673
Pliant Corp. 144A	6/01/10		.01	3,668	37
TravelCenters of America, Inc.	5/01/09		.001	5,247	6,559
Ubiquitel, Inc. 144A	4/15/10		22.74	15,004	150
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	GBP	.01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United Kingdom)	6/30/11	GBP	.01	300,000	3,000

Total warrants (cost $1,536,259)					$170,106

EQUITY VALUE CERTIFICATES (--%)(a) (cost $20,766)
	Maturity			Certificates	Value
	date

ONO Finance PLC 144A (United Kingdom)	3/16/11			186	$2

SHORT-TERM INVESTMENTS (4.0%)(a)
				Principal	Value
				amount/Shares

HBOS Treasury Services (United Kingdom) for an effective yield of 3.05%,
December 30, 2005				$4,000,000	$3,999,564
Nordea Bank Finland, PLC (Sweden) for an effective yield of 3.035%,
December 30, 2005				4,450,000	4,449,464
Putnam Prime Money Market Fund (e)				54,732,206	54,732,206
Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from December 1,
2005 to January 27, 2006 (d)				7,199,381	7,189,284

Interest in $400,000,000 joint tri-party repurchase agreement dated
November 30, 2005 with Deutsche Bank Securities, Inc. due December 1,
2005 with respect to various U.S. Government obligations -- maturity value of $29,594,321 for an effective yield of 4.04% (collateralized by
Fannie Mae, Freddie Mac, and Federal Home Loan Bank with yields ranging from 2.15% to 5.25% and due dates ranging from December 14,
2005 to December 8, 2010, valued at $408,000,832.)				29,591,000	29,591,000

Total short-term investments (cost $99,961,518)					$99,961,518

TOTAL INVESTMENTS
Total investments (cost $2,550,966,282) (b)					$2,458,061,867

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/05 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$895,184	$955,244	12/21/05	$(60,060)

Total

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/05 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$32,779,361	$34,672,245	12/21/2005	$1,892,884

Total

Putnam High Yield Trust

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)

	Notional Termination		Unrealized
	amount date		appreciation

Agreement with Lehman Brothers Special Financing, Inc. dated
October 9, 2003 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Lehman Brothers U.S. High
Yield Index and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR adjusted by a specified spread.	$8,860,232	5/1/06	$19,316

Putnam High Yield Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.	$3,563,000	$49,890

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	5,565,000	73,792

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of
Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8
1/2, 2011.	2,330,000	105,549

Total		$229,231

NOTES

(a) Percentages indicated are based on net assets of $2,479,113,017.

(b) The aggregate identified cost on a tax basis is $2,566,823,346, resulting in gross unrealized appreciation and depreciation of $76,671,827 and $185,433,306, respectively, or net unrealized depreciation of $108,761,479.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at November 30, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2005 was $14,149,263 or 0.6% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	cost	income	Value

Decrane Aircraft Holdings Co.*	-	-	-	29
DigitalGlobe, Inc. 144A*	-	-	-	639,110
VFB LLC (United Kingdom)*	-	-	-	468,856
XCL Equity Units	-	-	-	2

Totals	$	$	$	$ 1,107,997

*Securities received as the result of a corporate action.

Market values are shown for those securities affiliated at period end.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $6,890,530. The fund received cash collateral of $7,189,284 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $291,183 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $251,556,182 and $275,207,064, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At November 30, 2005, liquid assets totaling $20,318,232 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. (cont.)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2005, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006